Consolidated Statements of Operations - USD ($)		12 Months Ended
		Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Revenue:
Total revenue		$ 593,312,000	$ 251,913,000	$ 92,086,000
Cost of revenue:
Total cost of revenue		493,665,000	241,466,000	111,016,000
Gross profit (loss)		99,647,000	10,447,000	(18,930,000)
Operating expenses:
Research and development expenses		124,141,000	73,386,000	55,861,000
Selling, general, and administrative expenses		115,881,000	59,442,000	35,586,000
Total operating expenses		240,022,000	132,828,000	91,447,000
Operating loss		(140,375,000)	(122,381,000)	(110,377,000)
Other income, net		1,286,000	67,000	809,000
Loss before income tax		(139,089,000)	(122,314,000)	(109,568,000)
Income tax benefit		0	0	47,000
Net loss		(139,089,000)	(122,314,000)	(109,521,000)
Net loss attributable to Legacy Warehouse unitholders prior to the Business Combination		(72,134,000)	(122,314,000)	(109,521,000)
Net loss attributable to noncontrolling interests		(60,092,000)
Net loss attributable to common shareholders		$ (6,863,000)
Loss per share of Class A Common Stock:
Basic (in dollars per share)	[1]	$ (0.13)
Diluted (in dollars per share)	[1]	$ (0.13)
Weighted-average shares of Class A Common Stock outstanding:
Basic (in shares)		54,086,381
Diluted (in shares)		54,086,381
Systems
Revenue:
Total revenue		$ 567,993,000	227,563,000	70,818,000
Cost of revenue:
Total cost of revenue		464,179,000	216,577,000	79,252,000
Software maintenance and support
Revenue:
Total revenue		3,735,000	4,009,000	2,614,000
Cost of revenue:
Total cost of revenue		4,390,000	2,962,000	3,681,000
Operation services
Revenue:
Total revenue		21,584,000	20,341,000	18,654,000
Cost of revenue:
Total cost of revenue		$ 25,096,000	$ 21,927,000	$ 28,083,000

[1]	Loss per share information has not been presented for periods prior to the Business Combination (as defined in Note 3, Business Combination), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 3, Business Combination for further information. This has been indicated on these statements of operations as “N/M”.